Securities (Gross Unrealized Losses on Mortgage-Backed Securities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Unrealized losses, less than 12 months	$ 190	$ 555	$ 3,763
Estimated Fair value, less than 12 months	117,280	84,511	363,735
Unrealized losses, 12 months or more	740	1,495	788
Estimated Fair value,Unrealized losses, 12 months or more	19,654	18,976	11,364
Unrealized losses, total	930	2,050	4,551
Estimated Fair value, total	136,934	103,487	375,099
Pass-through Certificates [Member] | Government sponsored enterprises (GSE) [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Unrealized losses, less than 12 months	105
Estimated Fair value, less than 12 months	14,717
Unrealized losses, total	105
Estimated Fair value, total	14,717
Pass-through Certificates [Member] | Non-GSE
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Unrealized losses, less than 12 months		307
Estimated Fair value, less than 12 months		2,513
Unrealized losses, 12 months or more	640	948	737
Estimated Fair value,Unrealized losses, 12 months or more	7,385	5,002	10,126
Unrealized losses, total	640	1,255	737
Estimated Fair value, total	7,385	7,515	10,126
Real Estate Mortgage Investment Conduits (REMICs) [Member] | Government sponsored enterprises (GSE) [Member]
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Unrealized losses, less than 12 months	78	135	3,525
Estimated Fair value, less than 12 months	100,705	54,475	344,971
Unrealized losses, total	78	135	3,525
Estimated Fair value, total	100,705	54,475	344,971
Real Estate Mortgage Investment Conduits (REMICs) [Member] | Non-GSE
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Unrealized losses, 12 months or more	40	37	51
Estimated Fair value,Unrealized losses, 12 months or more	735	842	1,238
Unrealized losses, total	40	37	51
Estimated Fair value, total	735	842	1,238
Corporate Bonds
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Unrealized losses, less than 12 months	7	113	123
Estimated Fair value, less than 12 months	1,858	27,523	13,880
Unrealized losses, 12 months or more	60	510
Estimated Fair value,Unrealized losses, 12 months or more	11,534	13,132
Unrealized losses, total	67	623	123
Estimated Fair value, total	$ 13,392	$ 40,655	$ 13,880